Annual Total Returns (Vanguard Extended Market Index Fund - Institutional Shares Institutional) (Vanguard Extended Market Index Fund, Vanguard Extended Market Index Fund - Institutional Shares)	12 Months Ended
Dec. 31, 2013
Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Institutional Shares
Annual Total Return
2013	38.42%
2012	18.50%
2011	(3.57%)
2010	27.59%
2009	37.69%
2008	(38.58%)
2007	4.51%
2006	14.46%
2005	10.50%
2004	18.92%